Consolidated Statement of Other Comprehensive Income - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net income for the year	$ 5,365,454	$ 5,184,551	$ 3,162,433
Net gain (loss) on hedges of net investments in foreign operations:
Foreign currency translation differences from hedged foreign operations	95,329	1,124,732	(47,197)
Hedging derivative instrument	(50,318)	(547,310)	16,832
Hedging non-derivative instrument	(47,942)	(576,881)	30,568
Cash flow hedges	13,469	(19,789)	(2,340)
Foreign currency translation differences from unhedged foreign operations	128,135	(299,804)	(91,497)
Unrealized gains (losses) on securities at FVOCI (2017: available for sale securities)
Debt financial instruments	426,300	(107,084)	284,480
Equity financial instruments			57,245
Investments in associates and joint ventures	(9,061)	22,400	1,128
Income (expenses) tax	(40,038)	323,138	(97,698)
Other comprehensive income that will be reclassified to profit or loss, net of tax	515,874	(80,598)	151,521
Items that will not be reclassified to profit or loss
Effect of transfer investment properties for own use	5,288
Unrealized gains (losses) on equity securities at FVOCI	237,781	(134,084)
Actuarial (losses) gains from defined benefit pension plans	(61,222)	18,013	(100,232)
Income (expenses) tax	4,009	(13,082)	24,081
Other comprehensive income that will not be reclassified to profit or loss, net of tax	185,856	(129,153)	(76,151)
Total other comprehensive income	701,730	(209,751)	75,370
Total comprehensive income, net of taxes	6,067,184	4,974,800	3,237,803
Total comprehensive income for the year attributable to:
Owners of the parent	3,431,083	2,776,768	1,999,663
Non-controlling interest	2,636,101	2,198,032	1,238,140
Comprehensive income	$ 6,067,184	$ 4,974,800	$ 3,237,803